Borrowings - Notes Navios Holdings Navios Logistics (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	11 Months Ended						1 Months Ended			3 Months Ended	4 Months Ended
	Dec. 31, 2006 Senior Notes due 2014 Navios Holdings	Nov. 29, 2013 2022 Notes Navios Holdings	Nov. 29, 2013 2022 Notes Navios Holdings Accelerated Amortization	Nov. 29, 2013 2022 Notes Navios Holdings Transaction fees and expenses	Nov. 29, 2013 2022 Notes Navios Holdings Indebtedness in connection with six vessels added as collateral	Nov. 30, 2009 2017 Notes Navios Holdings	Jul. 31, 2012 2017 Notes Navios Holdings	Jan. 28, 2011 Senior Notes due 2019 Navios Holdings	Jan. 28, 2011 Senior Notes due 2019 Navios Holdings Accelerated Amortization	Jan. 28, 2011 Senior Notes due 2019 Navios Holdings Transaction fees and expenses	Mar. 31, 2013 Senior Notes due 2019 Navios Logistics	Apr. 30, 2011 Senior Notes due 2019 Navios Logistics
Debt Instrument [Line Items]
Face amount at issuance date	$ 300,000	$ 650,000				$ 400,000	$ 88,000	$ 350,000			$ 90,000	$ 200,000
Issuance date/Date of agreement	Dec. 31, 2006	Nov. 29, 2013				Nov. 30, 2009		Jan. 28, 2011				Apr. 30, 2011
Interest Rate	FIXED 9,5%	7,375%				FIXED 8,875%		FIXED 8,125%				FIXED 9,25%
Maturity date	Dec. 15, 2014					Nov. 01, 2017		Feb. 15, 2019			Apr. 15, 2019	Apr. 15, 2019
Amount of debt sold		37,136	12,142	24,994				21,199	5,573	15,626
Debt instrument price premium											103.75%
Amout used for repayment of debt		$ 488,000			$ 123,257